Allowance for Loan Losses - Schedule of Allowance for Loan Losses on Basis of Calculation Methodology (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	$ 1,020		$ 830		$ 845		$ 631
Historical loss rate	1,399		533		361		386
Qualitative factors	7,569		7,034		6,619		6,137
Other	565		272				152
Total	10,553	$ 9,606	8,669		7,825	$ 7,284	7,306		$ 7,126
Unallocated [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	0		0		0		0
Historical loss rate	0		0		0		0
Qualitative factors	0		0		0		0
Other	565		272				152
Total	565	198	272	[1]	0	0	152	[1]	0
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	153		97		104		108
Historical loss rate	71		43		64		87
Qualitative factors	532		440		556		571
Total	756	731	580		724	722	766		865
Residential Mortgage Loans [Member] | Residential Construction Mortgage [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	0		0		0		0
Historical loss rate	0		0		0		0
Qualitative factors	0		0		0		0
Total	0	0	0		0	0	0		0
Commercial Loans [Member] | Real Estate [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	64		78		108		100
Historical loss rate	99		98		89		85
Qualitative factors	4,095		3,834		3,255		3,393
Total	4,258	4,243	4,010		3,452	3,370	3,578		3,589
Commercial Loans [Member] | Lines of Credit [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	98		98		204		28
Historical loss rate	152		106		35		20
Qualitative factors	958		991		906		682
Total	1,208	1,218	1,195		1,145	802	730		735
Commercial Loans [Member] | Other Commercial and Industrial [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	563		406		287		255
Historical loss rate	61		34		28		24
Qualitative factors	1,442		1,205		1,387		1,006
Total	2,066	1,758	1,645		1,702	1,560	1,285		1,214
Commercial Loans [Member] | Tax Exempt Loans [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	0		0		0		0
Historical loss rate	0		0		0		0
Qualitative factors	1		1		1		1
Other	0		0				0
Total	1	1	1		1	1	1		1
Consumer Loans [Member] | Home Equity and Junior Liens [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	142		150		136		140
Historical loss rate	211		85		1		15
Qualitative factors	291		318		249		254
Other	0		0				0
Total	644	611	553		386	430	409		514
Consumer Loans [Member] | Other Consumer [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Specifically reserved	0		1		6		0
Historical loss rate	805		167		144		155
Qualitative factors	250		245		265		230
Other	0		0				0
Total	1,055	$ 846	413		$ 415	$ 399	$ 385		$ 208
Consumer Loans [Member] | Unallocated [Member]
Allowance For Loan Losses On Basis Of Calculation Methodology [Abstract]
Total	$ 565		$ 272

[1]	The ending balance of the loans receivable for the unallocated portion of the allowance includes loans held-for-sale. At December 31, 2019, the Bank had loans held-for-sale with a principal balance of $35.8 million. These loans were still part of the portfolio as of December 31, 2019. Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.